Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Fair Value of Financial Instruments (Textual) [Abstract]
Estimated fair value of Long-term debt (including current maturities)	$ 2,299,567	$ 2,265,451
Gross amount of company long term debt	2,208,050	2,191,201
Carrying amount of company long term debt	$ 2,187,595	$ 2,158,528